Business combinations - Summary of Acquisition of Escuela de Internet (Detail) - Escuela De Internet $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash and cash equivalents	$ 20
Trade receivables	4
Prepaid expenses	13
Recoverable taxes	177
Property and equipment, net	12
Intellectual property	729
Deferred tax liabilities	(219)
Accounts payable	(373)
Loans and Financing	(164)
Taxes payable	(316)
Net identifiable assets acquired	(117)
Add: goodwill	117
Net assets acquired	0
Write-off intangible acquired	(117)
Net assets acquired adjusted	$ (117)